Definition of Terms in Fund Name	Jul. 29, 2026
Fund Name Disclosure [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

International Capital Strength Portfolio.

Objective.

The International Capital Strength Portfolio seeks above-average capital appreciation. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the information technology sector.

Portfolio Selection Process.

The companies selected for the International Capital Strength Portfolio have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor’s research analysts. Through our selection process we seek to find the stocks that we believe have the best prospects for above-average capital appreciation.

Identify the Universe. We begin by selecting stocks of foreign companies that trade on a U.S. stock exchange either directly or through an American Depositary Receipt/ADR or New York Registry Share.

Screen for Financial Strength. We then evaluate companies based on multiple factors, including the following as of the date the portfolio was selected:

•	Market Capitalization greater than $5 billion;
•	Long-Term Debt to Market Value of Equity less than 30%; and
•	Return on Equity greater than 15%.

These factors are designed to identify those stocks which exhibit strong fundamental characteristics and to eliminate those that do not meet our investment criteria.

Examine Historical Financial Results. The next step in our process is to look for those companies that have earned a net cash flow return on investment that is above the average of their peers.

Select Companies with Attractive Valuations. The final step in our process is to select companies based on the fundamental analysis of our team of research analysts. The stocks selected for the portfolio are those that meet our investment objective, trade at attractive valuations, and in our opinion, are likely to exceed market expectations of future cash flows.

While not a part of the Trust’s portfolio selection process, the International Capital Strength Portfolio also invests in dividend-paying securities, companies headquartered or incorporated in Europe and companies with various market capitalizations.

SMid Capital Strength Portfolio.

Objective.

The SMid Capital Strength Portfolio seeks above-average capital appreciation. Under normal circumstances, the SMid Capital Strength Portfolio will invest at least 80% of its assets in small and/or mid capitalization companies. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the industrials sector.

Portfolio Selection Process.

The companies selected for the SMid Capital Strength Portfolio have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor’s research analysts. Our goal with SMid Capital Strength Portfolio is to invest in undervalued companies with strong market positions that, in our opinion, have strong balance sheets, skilled management, high liquidity, the ability to generate earnings growth, and a record of financial strength and profit growth. Through our selection process we seek to find the stocks that we believe have the best prospects for above-average capital appreciation.

Identify the Universe. We begin by selecting the companies listed in the S&P MidCap 400® and S&P SmallCap 600® Indexes.

Screen for Financial Strength. We then evaluate companies based on multiple factors, including the following as of the date the portfolio was selected:

•	Greater than $100 million in cash;
•	Long-Term Debt to Market Value of Equity less than 30%; and
•	Return on Equity greater than 15%.

These factors are designed to identify those stocks which exhibit strong fundamental characteristics and to eliminate those that do not meet our investment criteria.

Examine Historical Financial Results. The next step in our process is to look for those companies that have earned a net cash flow return on investment that is above the average of their peers.

Select Companies with Attractive Valuations. The final step in our process is to select companies based on the fundamental analysis of our team of research analysts. The stocks selected for the portfolio are those that meet our investment objective, trade at attractive valuations and, in our opinion, are likely to exceed market expectations of future cash flows.

While not a part of the Trust’s portfolio selection process, the SMid Capital Strength Portfolio also invests in dividend-paying securities and foreign securities.

As with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trusts.